Financial Instruments (Details) - Schedule of Classification and Linkage Terms of Financial Instruments ₪ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)
Schedule of Classification and Linkage Terms of Financial Instruments [Line Items]
Cash	$ 309,571		$ 685,362
Bank deposits	541,967		346,663
Restricted deposits	941		910
Trade receivables (net)	12,710		6,342
Other receivables	9,513		7,300
Investment in securities	138,446		114,984
Investment	1,013,148		1,161,561
Financial liabilities at amortized cost	(30,595)		(37,736)
Total net financial assets	982,553
NIS [Member]
Schedule of Classification and Linkage Terms of Financial Instruments [Line Items]
Cash | ₪		₪ 24,537		₪ 37,812
Bank deposits | ₪		110,881		100,289
Restricted deposits | ₪		555		524
Trade receivables (net) | ₪		67		46
Other receivables | ₪		5,126		1,817
Investment in securities | ₪
Investment | ₪		141,166		140,488
Financial liabilities at amortized cost | ₪		(9,415)		₪ (11,545)
Total net financial assets | ₪		₪ 131,751
USD [Member]
Schedule of Classification and Linkage Terms of Financial Instruments [Line Items]
Cash	278,993		639,318
Bank deposits	431,086		246,374
Restricted deposits	386		386
Trade receivables (net)	8,193		1,867
Other receivables	2,935		3,150
Investment in securities	138,446		114,984
Investment	860,039		1,006,079
Financial liabilities at amortized cost	(10,019)		(9,851)
Total net financial assets	850,020
Other [Member]
Schedule of Classification and Linkage Terms of Financial Instruments [Line Items]
Cash	6,041		8,232
Bank deposits
Restricted deposits
Trade receivables (net)	4,450		4,429
Other receivables	1,452		2,333
Investment in securities
Investment	11,943		14,994
Financial liabilities at amortized cost	(11,161)		$ (16,340)
Total net financial assets	$ 782